FORM D

02031169

1171292

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

FORM D

OMB Approval	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	... 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
CLEARWATER INN, L.L.C.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED
APR 23 2002
THOMSON
FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
CLEARWATER INN, L.L.C.

Address of Executive Offices (Number and Street, City, State, Zip Code)
630 Abbott Rd., East Lansing, Michigan 48823

Telephone Number (Including Area Code)
517-337-8900

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone Number (Including Area Code)

RECEIVED
APR 05 2002

Brief Description of Business
HOTEL OPERATION AND ACQUISITION

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): LIMITED LIABILITY COMPANY
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 02 Year 02 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) MI

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W.,Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consittues a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
HRC PROPERTIES, L.L.C. A MICH. L.L.C., TERRY L. HALL, MEMBER

Business or Residence Address (Number and Street, City, State, Zip Code)
630 ABBOTT RD., EAST LANSING, MICH 48823

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
HRC PROPERTIES, L.L.C. A MICH. L.L.C., JOE A. ROMKEMA, MEMBER

Business or Residence Address (Number and Street, City, State, Zip Code)
630 ABBOTT RD., EAST LANSING, MICH. 48823

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
HRC PROPERTIES, L.L.C. A MICH. L.L.C., CATHY J. MATUSZAK, MEMBER

Business or Residence Address (Number and Street, City, State, Zip Code)
630 ABBOTT RD., EAST LANSING, MICH. 48823

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 3,150,000	$ NONE
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____________)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$
Regulation A	N/A	$
Rule 504	N/A	$
Total	N/A	$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	☐	$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $3,150,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $ 9,300,000
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $ 95,000
Other (specify) FRANCHISE LICENSE	☐ $	☐ $ 79,000
CLOSING COSTS, TRANSFER TAXES, REPAIRS AND MAINTENANCE	☐ $	☐ $ 186,000
Column Totals	☐ $ -0-	☐ $ 9,660,000
Total Payments Listed (column totals added)		☐ $ 9,660,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CLEARWATER INN, L.L.C.	[signature]	4-4-02
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
HRC PROPERTIES, L.L.C. TERRY L. HALL, MANAGING MEMBER	MANAGING MEMBER	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 (c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? . . . . Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CLEARWATER INN, L.L.C.	Terry L. Hall	4-4-02
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
HRC PROPERTIES, L.L.C. TERRY L. HALL, MANAGING MEMBER	MANAGING MEMBER	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (PartC-Item 1)	Type of investor and amound purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL		X	0	0	0	0	0		X
AK		X	0	0	0	0	0		X
AZ		X	0	0	0	0	0		X
AR		X	0	0	0	0	0		X
CA		X	0	0	0	0	0		X
CO		X	0	0	0	0	0		X
CT		X	0	0	0	0	0		X
DE		X	0	0	0	0	0		X
DC		X	0	0	0	0	0		X
FL		X	0	0	0	0	0		X
GA		X	0	0	0	0	0		X
HI		X	0	0	0	0	0		X
ID		X	0	0	0	0	0		X
IL		X	EQUITY $3,150,000	0	0	0	0		X
IN		X	EQUITY $3,150,000	0	0	0	0		X
IA		X	0	0	0	0	0		X
KS		X	0	0	0	0	0		X
KY		X	0	0	0	0	0		X
LA		X	0	0	0	0	0		X
ME		X	0	0	0	0	0		X
MD		X	0	0	0	0	0		X
MA		X	0	0	0	0	0		X
MI		X	EQUITY $3150,000	0	0	0	0		X
MN		X	0	0	0	0	0		X
MS		X	0	0	0	0	0		X
MO		X	0	0	0	0	0		X

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (PartC-Item 1)	Type of investor and amound purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT		x	0	0	0	0	0		X
NE		x	0	0	0	0	0		X
NV		X	0	0	0	0	0		X
NH		X	0	0	0	0	0		X
NJ		X	0	0	0	0	0		X
NM		X	0	0	0	0	0		X
NY		X	0	0	0	0	0		X
NC		X	0	0	0	0	0		X
ND		X	0	0	0	0	0		X
OH		X	0	0	0	0	0		X
OK		X	0	0	0	0	0		X
OR		X	0	0	0	0	0		X
PA		X	0	0	0	0	0		X
RI		X	0	0	0	0	0		X
SC		X	0	0	0	0	0		X
SD		X	0	0	0	0	0		X
TN		X	0	0	0	0	0		X
TX		X	0	0	0	0	0		X
UT		X	0	0	0	0	0		X
VT		X	0	0	0	0	0		X
VA		X	0	0	0	0	0		X
WA		X	0	0	0	0	0		X
WV		X	0	0	0	0	0		X
WI		X	0	0	0	0	0		X
WY		X	0	0	0	0	0		X
PR		X	0	0	0	0	0		X

C&S 8501 (Rev. 9/99)

This form is issued under Act 265, PA 1964, as amended. You must complete this form if you wish to claim exemption under Rule 803.7

MICHIGAN DEPARTMENT OF CONSUMER AND INDUSTRY SERVICES
CORPORATION, SECURITIES AND LAND DEVELOPMENT BUREAU
SECURITIES DIVISION

UNIFORM LIMITED OFFERING EXEMPTION
Consent to Service of Process and Undertaking

KNOW ALL MEN BY THESE PRESENTS:

That Clearwater Inn, L.L.C. (Issuer) a/an Michigan Limited Liability Company (designate whether Issuer is an individual or an organization) of 630 Abbott Rd. East Lansing, Michigan 48823 (number, street, city, state and zip code)

for the purpose of complying with the laws of the state of Michigan, hereby irrevocably appoints the Administrator of the Corporation, Securities and Land Development Bureau of the Michigan Department of Consumer and Industry Services, or the Administrator's successor in office, to be the applicant's attorney to receive service of any lawful process in any noncriminal suit, action or proceeding against applicant, its successor, executor or administrator, which may arise under the Michigan Uniform Securities Act (being Act 265 of the Public Acts of 1964, as amended) or any rule or order thereunder after the filing hereof: and the applicant does hereby consent that any such suit, action or proceeding against applicant may be commenced in any court of competent jurisdiction and proper venue within the State of Michigan by service of process upon the said Administrator with the same force and validity as if served upon the applicant by service personally on its president or other chief officer, if a corporation, or one of its members if a limited liability company, or on one of its partners, if a partnership, or on one of its trustees, if a trust, or on the individual, if an individual.

Pursuant to the provisions of Michigan Securities Rule 803.7 (R 451.803.7) Clearwater Inn, L.L.C. (Issuer) HRC Properties, L.L.C. Manager hereby agrees that upon written request of the Administrator, it will furnish to the Administrator the information furnished by the Issuer to offerees.

Signature	Title	Date
Terry J. Hall	Managing Member	4-4-02

State of Michigan

County of Ingham

Subscribed and sworn to before me this 4th day of April A.D. 2002

Pamela J. Muenchen Notary Public

PAMELA J. MUENCHEN
Notary Public, Ingham Co., MI
My Comm. Expires Dec. 26, 2003

County of Ingham State of Michigan

IF CORPORATION, EXECUTE RESOLUTION AUTHORIZING CONSENT TO SERVICE OF PROCESS ON BACK